Capital Disclosures	9 Months Ended
Sep. 30, 2025
Capital Disclosures [Abstract]
CAPITAL DISCLOSURES

18. CAPITAL DISCLOSURES

The Company’s financial strategy is designed to maintain compliance with the financial covenant under its Telesat Canada Debt and Telesat Lightspeed Financing and to maximize returns to its shareholders and other stakeholders. The Company meets these objectives through regular monitoring of the financial covenant and operating results on a quarterly basis.

The Company defines its capital as Telesat Corporation’s shareholders’ equity (comprising issued share capital, accumulated earnings and excluding reserves), non-controlling interest and debt financing (comprising indebtedness and excluding deferred financing costs, prepayment options, warrants and loss on repayment as defined in Note 12).

The Company’s capital was as follows:

As at	September 30, 2025	December 31, 2024
Shareholders’ equity (excluding reserves)	$520,655	$526,415
Non-controlling interest	$1,580,999	$1,786,425
Debt financing (excluding deferred financing costs, prepayment options, warrants and loss on repayment)	$3,408,172	$3,098,058

The Company’s operating results are tracked against budget and this analysis is reviewed by senior management.